Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Current assets:
Cash and cash equivalents	$ 178.0	$ 127.5
Trade accounts receivable, less allowances of $43.3 and $51.4 at end of year 2011 and 2010, respectively	877.1	996.1
Inventories, net	475.1	519.9
Current deferred and refundable income taxes	117.4	144.7
Assets held for sale	454.9	0
Other current assets	116.3	163.7
Total current assets	2,218.8	1,951.9
Property, plant and equipment, net	1,079.4	1,262.9
Goodwill	759.3	940.8
Other intangibles resulting from business acquisitions, net	161.2	228.9
Non-current deferred income taxes	322.3	266.0
Other assets	431.7	448.9
Total assets	4,972.7	5,099.4
Current liabilities:
Short-term and current portion of long-term debt	227.1	381.0
Accounts payable	736.5	748.2
Accrued payroll and employee benefits	145.7	259.7
Accrued trade rebates	65.8	126.0
Current deferred and payable income taxes	81.8	53.2
Liabilities held for sale	154.5	0
Other accrued liabilities	235.7	263.7
Total current liabilities	1,647.1	1,831.8
Long-term debt	954.2	956.2
Long-term retirement benefits and other liabilities	587.1	541.1
Non-current deferred and payable income taxes	125.8	124.6
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at end of year 2011 and 2010; issued - 124,126,624 shares at end of year 2011 and 2010; outstanding - 106,269,919 shares and 105,391,940 shares at end of year 2011 and 2010, respectively	124.1	124.1
Capital in excess of par value	778.6	768.0
Retained earnings	1,810.5	1,727.9
Employee stock benefit trust, 1,784,741 shares at end of year 2010	0	(73.2)
Treasury stock at cost, 17,841,705 shares and 16,934,943 shares at end of year 2011 and 2010, respectively	(791.5)	(758.2)
Accumulated other comprehensive loss	263.2	142.9
Total shareholders' equity	1,658.5	1,645.7
Total liabilities and shareholders' equity	$ 4,972.7	$ 5,099.4